Schedule of Long Term Debt Maturities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total Long-Term Debt	$ 2,861,176	$ 2,684,224	$ 3,147,312
Less: Unamortized Debt Issuance Costs	50,921	55,091	64,758
Long-Term Debt, Less Unamortized Debt Issuance Costs	2,810,255	2,629,133	3,082,554
Less: Current Maturities	558,116	499,853	467,742
Long-Term Debt	2,252,139	2,129,280	2,614,812
M&T Bank Term Note Payable [Member] | Notes Payable 1 [Member]
Short-Term Debt [Line Items]
Total Long-Term Debt	789,074	799,052	836,815
M&T Bank Term Note Payable [Member] | Notes Payable 2 [Member]
Short-Term Debt [Line Items]
Total Long-Term Debt			205,829
M&T Bank Term Note Payable [Member] | Notes Payable 3 [Member]
Short-Term Debt [Line Items]
Total Long-Term Debt	1,468,733	1,268,732
M&T Bank Term Note Payable [Member] | Notes Payable 3 [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Total Long-Term Debt			1,436,662
M&T Bank Term Note Payable [Member] | Notes Payable 5 [Member]
Short-Term Debt [Line Items]
Total Long-Term Debt		1,268,732
US Small Business Administration Term Note Payable [Member] | Notes Payable 2 [Member]
Short-Term Debt [Line Items]
Total Long-Term Debt	$ 603,369	616,440
US Small Business Administration Term Note Payable [Member] | Notes Payable 4 [Member]
Short-Term Debt [Line Items]
Total Long-Term Debt		$ 616,440	$ 668,006